Subsequent Events - Additional Information (Detail) - Director	9 Months Ended
	Sep. 30, 2016	Oct. 26, 2016
Subsequent Event [Line Items]
Registration rights agreement description	The Company agreed to file a registration statement (the "Registration Statement") providing for the resale of EF Realisation Stock no later than the earlier of (the "Filing Deadline") (i) October 26, 2017, and (ii) 30 days after the date the Company first becomes eligible to file a registration statement on Form S-3. The Company agreed to cause the Registration Statement to become effective no later than 120 days after the Filing Deadline.
Subsequent Event | EF Realisation Company Limited | Maximum | Class A Voting Common Stock
Subsequent Event [Line Items]
Number of directors to be nominated		2
Subsequent Event | EF Realisation Company Limited | Minimum | Class A Voting Common Stock
Subsequent Event [Line Items]
Number of directors to be nominated		1
Subsequent Event | EF Realisation Company Limited | Board Representation Agreement | Class A Voting Common Stock
Subsequent Event [Line Items]
Minimum ownership percentage on common stock issued and outstanding required for nominating two directors		15.00%
Minimum ownership percentage on common stock issued and outstanding required for nominating one director		10.00%